Share-Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Share-Based Payments

NOTE 23: Share-based payments

Warrants are granted to employees, consultants or directors of the Company and its subsidiaries. Each warrant entitles its holders to subscribe to one new share of the Company at a subscription price determined by the board of directors, within the limits decided upon at the occasion of their issuance. The warrants issued generally have a term of ten years as of issuance. Upon expiration of their term, the warrants become null and void.

On November 13, 2023, the Company completed a share consolidation with respect to all its outstanding shares by means of a 1-for-10 reverse stock split (the “Share Consolidation”). Although the number of warrants did not change, the reverse stock split affects the number of shares into which the original number of warrants are convertible. Therefore, all share amounts were adjusted to reflect the Share Consolidation.

This section provides an overview of the outstanding warrants as of December 31, 2025. The warrants were created within the context of share-based incentive plans for employees, directors and consultants of the Company.

The Company has created several pools of warrants under stock option plans for grant to eligible employees, directors, and consultants. Stock option plans were announced on June 19, 2017 (250,000), June 21, 2019 (300,000), May 27, 2021 (360,000), May 25, 2022 (500,000), June 30, 2023 (500,000), and June 20, 2024 (2,000,000), April 11, 2025 (3,500,00) for a total amount of 7,410,000 warrants created.

For the Years ended December 31	2025	2024
Warrants created	7,410,000	4,060,000
Warrants available for grant	(799,400)	(669,549)
Warrants granted	6,610,600	3,390,451
Warrants terminated or lapsed	(742,077)	(404,983)
Warrants exercised	-	-
Total outstanding warrants	5,868,523	2,985,468

As of December 31, 2025, there are 5,868,523 warrants outstanding, entitling their holders to subscribe to 5,868,523 shares of the Company.

For the year 2025, 5,868,523 warrants were granted (2024: 1,538,000), 480,945 warrants were terminated or lapsed (2024: 190,305), no warrants were exercised (2024: 0), and 579,619 warrants were vested (2024: 337,836).

For The Years Ended December 31	2025	2024
As of January 1	2,985,468	1,637,773
Number of warrants cancelled/forfeited during the year	(480,945)	(190,305)
Number of warrants granted during the year	3,364,000	1,538,000
Number of potential shares from outstanding warrants	5,868,523	2,985,468

The share-based compensation expense recognized in the consolidated statement of profit or loss is given below:

Thousands of $ For the Years ended December 31	2025	2024	2023
Share-based compensation in consolidated statement of profit or loss	2,211	1,725	665

The Cumulated Share-based compensation amount is part of the Total Shareholders’ Equity on the consolidated statement of financial position. This amount is presented on the consolidated statement of financial position for both exercised and non-exercised warrants.

In general, the warrants vest in cumulative tranches of 25% per year, provided that the beneficiary has provided at least one year of service. However, there are certain exceptions to this rule which are, if applicable, specified in the relevant stock option plans:

●	The warrants granted to directors under the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, the June 30, 2023 Stock Option Plan, the June 22, 2024 Stock Option Plan, and the May 2, 2025 Stock Option Plan, all vest on the date of the annual meeting that takes place in the calendar year following the calendar year in which they were granted, provided that the mandate of the relevant director has not ended or been terminated.

●	The warrants granted to beneficiaries who are not directors under the June 21, 2019 Stock Option Plan, the May 27, 2021 Stock Option Plan, the May 25, 2022, and the June 30, 2023 Stock Option Plan, the June 22, 2024 Stock Option Plan, and the May 2, 2025 Stock Option Plan may adopt a manual or custom vesting procedure under certain conditions or a particular vesting period over 3 or 4 years.

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

	Warrants	Weighted average exercise price	Potential shares from exercise of warrants
Granted in 2024	1,538,000	$2.60	1,538,000
Cancelled/forfeited in 2024	(160,305)	$4.85	-
Expired in 2024	(30,000)	$46.67	-
Outstanding at December 31, 2024	2,985,468	$6.09	2,985,468
Exercisable at December 31, 2024	1,098,918	$11.26	1,098,918

Granted in 2025	3,364,000	$1.58	2,756,523
Cancelled/forfeited in 2025	(480,945)	$2.34	-
Expired in 2025	-	$-	-
Outstanding at December 31, 2025	5,868,523	$3.62	5,868,523
Exercisable at December 31, 2025	1,703,891	$7.93	1,703,891

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2025 and 2024:

For the years ended December 31	2025	2024
Executive Director	3,724,925	1,289,375
Non-Executive Directors	168,000	215,875
Management team (excluding the Executive Director)	989,700	915,912
Other employees, consultants, and former service providers	985,898	564,306
Total outstanding	5,868,523	2,985,468

The range of exercise prices of all outstanding warrants (vested and non-vested; assuming one warrant equals one share) is $1.47 to $49.70 at December 31, 2025. The weighted average remaining contractual life of all outstanding warrants at the end of 2025 is 8.0 years (2024: 7.7 years).

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
03-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75
01-Jan-24	-	500	$3.94	-	89.60%	3.38%	61.51	49.51
01-Jan-24	-	1,500	$3.94	-	89.60%	3.38%	69.01	57.01
01-Jan-24	-	2,000	$3.94	-	89.60%	3.38%	79.51	67.51
03-Apr-24	-	1,000	$2.93	-	91.93%	4.63%	77.92	65.92
04-Jun-24	-	1,500	$2.88	-	89.67%	4.33%	76.88	64.88
22-Jun-24	-	1,470,000	$2.62	-	89.31%	4.25%	82.29	70.29
01-Jul-24	-	500	$2.39	-	88.45%	4.48%	76.50	64.50
11-Jul-24	10,000	-	$2.81	-	89.80%	4.20%	82.18	69.18
01-Aug-24	-	500	$2.70	-	89.79%	3.99%	75.99	63.99
09-Oct-24	-	500	$2.01	-	90.47%	4.06%	74.73	61.73
09-Oct-24	-	50,000	$2.01	-	90.47%	4.06%	80.73	68.73
14-Jan-25	-	1,000	$2.00	-	89.87%	4.78%	73.05	58.92
03-Apr-25	-	1,000	$1.50	-	79.93%	4.06%	71.93	58.45
03-Apr-25	-	500	$1.50	-	73.93%	4.06%	77.93	64.00
11-Apr-25	-	2,150,000	$1.47	-	79.87%	4.48%	83.67	74.87
15-Apr-25	-	300,000	$1.56	-	80.03%	4.35%	83.54	70.95
02-May-25	-	53,000	$1.74	-	79.08%	4.33%	71.49	59.91
02-May-25	-	450,000	$1.74	-	79.08%	4.33%	77.71	64.51
02-May-25	-	50,000	$1.74	-	79.08%	4.33%	83.54	70.95
07-May-25	-	75,000	$1.69	-	79.10%	4.26%	71.33	62.31
07-May-25	-	25,000	$1.69	-	79.10%	4.26%	83.33	74.31
16-May-25	-	62,500	$1.90	-	78.75%	4.43%	71.03	65.51
16-May-25	-	19,500	$1.90	-	78.75%	4.43%	77.03	64.64
27-Jun-25	20,000	30,000	$2.18	-	78.55%	4.29%	82.14	76.13
06-Jul-25	-	500	$2.21	-	78.78%	4.40%	70.32	56.88
06-Jul-25	-	125,000	$2.21	-	78.78%	4.40%	82.34	75.83
1-Nov-25	-	1,000	$4.92	-	76.68%	4.11%	80.42	67.48

The above inputs for the Black-Scholes model have been determined based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.
●	On November 27, 2023, the Company announced its transition to a single listing on Nasdaq which repositioned the Company’s shares from the Euronext Brussels trading system to the Nasdaq trading system. For shares granted prior to November 27, 2023, the risk-free interest rate was based on the interest rate applicable for the 10-year Belgian government bond at the grant date. For shares granted subsequent to November 27, 2023, the risk-free interest rate was based on the 10-year U.S. Treasury rate at the grant date.

●	The weighted average fair value for warrants granted was $1.58 for the year ending December 31, 2025, $1.96 for year ending December 31, 2024, and €1.80 for year ending December 31, 2023.